LEASES, Future Minimum Lease Payments Under Non-Cancellable Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future Minimum Lease Payments [Abstract]
2022	$ 1,373
2023	1,650
2024	1,694
2025	1,739
2026	1,754
Thereafter	1,647
Total undiscounted lease payments	9,857
Less: Imputed interest	1,779
Lease liabilities	8,078
New Haven, Connecticut [Member]
Future Minimum Lease Payments [Abstract]
Total undiscounted lease payments	25,688
Lease liabilities	$ 35,545